New U.S. GAAP Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Minera Yanacocha SRL and subsidiary [Member]
New U.S. GAAP Accounting Pronouncements [Line Items]
New USGAAP Accounting Pronouncements

26.   New USGAAP Accounting Pronouncements

Recently Issued Accounting Pronouncements -

Leases –

In February 2016, Accounting Standard Update - “ASU” No. 2016‑02 was issued related to leases. This new guidance modifies the classification criteria and requires leases to recognize the assets and liabilities arising from most leases on the balance sheet. This update is effective in fiscal years, including interim periods, beginning after December 15, 2018 and early adoption is permitted. The Company adopted this standard on 1 January 2019, no differences were noted to IFRS.

In June 2016, Financial Accounting Standards Board- “FASB” issued an ASU that changes the impairment model for most financial assets and certain other instruments, and will also require expanded disclosures. Under the expected credit loss (CECL) model, entities will be required to recognize an estimate of credit losses expected to occur over the remaining life of the financial assets, including estimating future economic conditions and the effect those conditions have on expected credit losses. For public entities, this ASU is effective for interim and annual reporting periods beginning after December 15, 2019, with early adoption permitted. The provisions of the ASU must be applied as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. The Company is currently evaluating the impact this ASU will have on its financial statements.

In August 2018, FASB issued an ASU that aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with those for capitalizing implementation costs incurred to develop or obtain internal use software. For public entities, this ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. This ASU must be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is currently evaluating the impact this ASU will have on its financial statements.

In August 2018, FASB issued an ASU makes minor changes to the disclosure requirements for employers that sponsor defined benefit pension and/or other postretirement benefit plans. For public entities, this ASU is effective for fiscal years ending after December 15, 2020, with early adoption permitted.  This ASU must be applied on a retrospective basis to all periods presented. The Company is currently evaluating the impact this ASU will have on its financial statements.

In December 2019, FASB issued an ASU that simplifies the accounting for income taxes by eliminating certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. For public entities, this ASU is effective for fiscal years ending after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted, including adoption in an interim period.  This ASU must be applied on a retrospective basis to all periods presented. The Company is currently evaluating the impact this ASU will have on its financial statements.

Sociedad Minera Cerro Verde S.A.A. [Member]
New U.S. GAAP Accounting Pronouncements [Line Items]
New USGAAP Accounting Pronouncements

26.   New U.S. GAAP Accounting Pronouncements

In June 2016, FASB issued an ASU that changes the impairment model for most financial assets and certain other instruments, and will also require expanded disclosures. Under the expected credit loss (CECL) model, entities will be required to recognize an estimate of credit losses expected to occur over the remaining life of the financial assets, including estimating future economic conditions and the effect those conditions have on expected credit losses. For public entities, this ASU is effective for interim and annual reporting periods beginning after December 15, 2019, with early adoption permitted. The provisions of the ASU must be applied as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. The Company is currently evaluating the impact this ASU will have on its financial statements.

In August 2018, FASB issued an ASU that aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with those for capitalizing implementation costs incurred to develop or obtain internal use software. For public entities, this ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. This ASU must be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is currently evaluating the impact this ASU will have on its financial statements.

In August 2018, FASB issued an ASU makes minor changes to the disclosure requirements for employers that sponsor defined benefit pension and/or other postretirement benefit plans. For public entities, this ASU is effective for fiscal years ending after December 15, 2020, with early adoption permitted.  This ASU must be applied on a retrospective basis to all periods presented. The Company is currently evaluating the impact this ASU will have on its financial statements.

In December 2019, FASB issued an ASU that simplifies the accounting for income taxes by eliminating certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. For public entities, this ASU is effective for fiscal years ending after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted, including adoption in an interim period.  This ASU must be applied on a retrospective basis to all periods presented. The Company is currently evaluating the impact this ASU will have on its financial statements.